EARNINGS PER SHARE CALCULATIONS	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE CALCULATIONS	EARNINGS PER SHARE CALCULATIONS
The following tables provide earnings per share calculations for the years ended December 31, 2020, 2019 and 2018:

Net Income for Earnings Per Share Calculations - Basic & Diluted In millions	2020	2019	2018
Loss from continuing operations, net of tax	$(2,406)	$(124)	$(185)
Net income from continuing operations attributable to noncontrolling interests	28	29	39
Net income from continuing operations attributable to participating securities [1]	—	1	17
Loss from continuing operations attributable to common stockholders	$(2,434)	$(154)	$(241)
(Loss) Income from discontinued operations, net of tax	(517)	724	4,185
Net income from discontinued operations attributable to noncontrolling interests	—	73	116
(Loss) Income from discontinued operations attributable to common stockholders	(517)	651	4,069
Net (loss) income available to common stockholders	$(2,951)	$497	$3,828

Earnings Per Share Calculations - Basic Dollars per share	2020	2019	2018
Loss from continuing operations attributable to common stockholders	$(3.31)	$(0.21)	$(0.31)
(Loss) Income from discontinued operations attributable to common stockholders	(0.70)	0.87	5.31
Net (loss) income available to common stockholders [2]	$(4.01)	$0.67	$4.99

Earnings Per Share Calculations - Diluted Dollars per share	2020	2019	2018
Loss from continuing operations attributable to common stockholders	$(3.31)	$(0.21)	$(0.31)
(Loss) Income from discontinued operations attributable to common stockholders	(0.70)	0.87	5.31
Net (loss) income available to common stockholders [2]	$(4.01)	$0.67	$4.99

Share Count Information Shares in Millions	2020	2019	2018
Weighted-average common shares - basic	735.5	746.3	767.0
Plus dilutive effect of equity compensation plans	—	—	—
Weighted-average common shares - diluted	735.5	746.3	767.0
Stock options and restricted stock units excluded from EPS calculations [3]	5.7	3.3	3.2
1. TDCC restricted stock units are considered participating securities due to TDCC's practice of paying dividend equivalents on unvested shares.
2. Earnings per share amounts are computed independently for income from continuing operations, income from discontinued operations and net income attributable to common stockholders. As a result, the per share amounts from continuing operations and discontinued operations may not equal the total per share amounts for net income attributable to common stockholders.
3. These outstanding options to purchase shares of common stock and restricted stock units were excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.